Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (128,832)	$ (117,461)
Recognized in net earnings in the year	43,899	(11,335)
Recognized in other comprehensive income (loss) in year (1)	469	0
Other	6	(36)
Net deferred tax liabilities	(84,458)	(128,832)
Deferred tax assets (Note 30)	55,879	55,953
Deferred tax liabilities	(140,337)	(184,785)
Net deferred tax liabilities	$ (84,458)	$ (128,832)